Condensed Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 8,780	$ 43,509	$ 271,467
Prepayments, receivables and other assets			94,553
Total current assets	8,780	43,509	366,020
Non-current assets:
Cash and marketable securities held in Trust Account	55,457,522	83,523,112	208,932,880
Total assets	55,466,302	83,566,621	209,298,900
Current liabilities:
Working capital loan- related party	325,000	325,000
Promissory note- Seamless Note	316,297
Total current liabilities	5,420,899	4,559,556	2,854,360
Non-current liabilities:
Deferred underwriter fee payable	5,999,964	5,999,964	5,999,964
Total liabilities	11,420,863	10,559,520	8,854,324
Commitments and contingencies (Note 9)
Mezzanine equity	55,457,522	83,523,112	208,932,880
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(11,412,666)	(10,516,594)	(8,488,887)
Total shareholders’ deficit attributable to Seamless Group Inc.	(11,412,083)	(10,516,011)	(8,488,304)
Total deficit		(10,516,011)	(8,488,304)
Total liabilities, mezzanine equity and shareholders’ deficit	55,466,302	83,566,621	209,298,900
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents	48,615,329	48,516,765	62,798,729	[1]
Short-term investments	300,023	300,000	2,000,000	[1]
Restricted cash	4,782,536	5,428,790	6,756,989	[1]
Accounts receivable, net	2,315,187	2,450,871	3,067,697	[1]
Prepayments to remittance agents	42,529	137,854	92,485	[1]
Escrow money receivable	3,547,629	5,014,829	4,443,985	[1]
Prepayments, receivables and other assets	22,917,871	34,225,239	37,563,550	[1]
Total current assets	88,235,692	103,361,724	121,206,663	[1]
Non-current assets:
Investment in an equity security	100,000	100,000	100,000	[1]
Equipment and software, net	928,301	1,016,490	1,321,621	[1]
Right-of-use asset	56,241	154,234	342,432	[1]
Intangible assets	8,665,543	9,191,713	9,849,778	[1]
Goodwill	26,999,726	27,001,383	27,001,383	[1]
Deferred tax assets	621,796	664,888	768,617	[1]
Total non-current assets:	37,371,607	38,128,708	39,383,831	[1]
Total assets	125,607,299	141,490,432	160,590,494	[1]
Current liabilities:
Borrowings	18,025,806	17,804,093	13,404,390	[1]
Receivable factoring	327,822	423,483	677,640	[1]
Escrow money payable	501,955	360,207	250,013	[1]
Client money payable	4,482,818	4,645,290	6,250,070	[1]
Accounts payable, accruals and other payables	40,427,598	53,988,231	58,946,385	[1]
Amounts due to related parties	90,473,384	86,488,519	83,757,317	[1]
Convertible bonds	10,000,768	10,000,000	9,192,140	[1]
Lease liabilities	60,829	152,325	174,061	[1]
Total current liabilities	164,300,980	173,862,148	172,652,016	[1]
Non-current liabilities:
Borrowings	2,706,152	2,506,974	7,879,279	[1]
Deferred tax liabilities	1,061,893	1,246,760	1,616,343	[1]
Employee benefit obligation	53,009	59,849	61,392	[1]
Other payables			158,895	[1]
Total non-current liabilities:	3,821,054	3,813,583	9,715,909	[1]
Total liabilities	168,122,034	177,675,731	182,367,925	[1]
Commitments and contingencies (Note 9)
Mezzanine equity	2,957,948	2,957,948	2,957,948	[1]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of June 30, 2024 and December 31, 2023)	58,030	58,030	58,030	[1]
Additional paid-in capital	29,172,373	29,172,373	29,172,373	[1]
Accumulated deficit	(98,896,742)	(92,075,379)	(76,768,829)	[1]
Accumulated other Comprehensive Loss	(44,402)	88,366	61,298	[1]
Total shareholders’ deficit attributable to Seamless Group Inc.	(69,710,741)	(62,756,610)	(47,477,128)	[1]
Non-controlling interests	24,238,058	23,613,363	22,741,749	[1]
Total deficit	(45,472,683)	(39,143,247)	(24,735,379)	[1]
Total liabilities, mezzanine equity and shareholders’ deficit	125,607,299	141,490,432	160,590,494	[1]
Common Class A [Member]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of June 30, 2024 and December 31, 2023)
Common Class B [Member]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of June 30, 2024 and December 31, 2023)	583	583	583
Related Party [Member]
Current liabilities:
Accrued expenses	328,407	256,407	66,587
Related Party [Member] | Seamless Group Inc [Member]
Current assets:
Amounts due from related parties	5,714,588	7,287,376	4,483,228	[1]
Nonrelated Party [Member]
Current liabilities:
Accrued expenses	$ 4,451,195	$ 3,978,149	$ 2,787,773

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.